Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Revenue
Total external revenue (Note 6.1)		¥ 16,030,636	$ 2,305,936	¥ 21,265,930	¥ 20,581,170
Results
Interest income		131,879	18,970	132,083	166,970
Interest expense		(90,909)	(13,077)	(111,792)	(147,293)
Impairment of property, plant and equipment		(17,278)	(2,485)	(7,227)	(3,920)
Staff severance cost		(19,531)	(2,809)	(11,771)	(19,712)
Depreciation and amortization		(624,692)	(89,859)	(573,596)	(494,607)
Share of (loss)/profit of associates and joint venture		(29,093)	(4,185)	(95,895)	(58,970)
Income tax expense		(59,065)	(8,496)	(43,816)	(192,538)
Segment profit after tax		335,661	48,283	407,894	779,326
Total assets		24,137,556		24,905,309	26,290,958	$ 3,472,080
Total liabilities		(12,302,492)		(13,289,965)	(14,458,248)	(1,769,659)
Impairment of investment in joint venture		(990)	(142)
Other disclosures
Investment in joint ventures		154,703		151,095	227,120	$ 22,253
Capital expenditure		353,348	$ 50,828	478,891	554,847
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 6.1)		15,997,766		21,254,134	20,557,660
Results
Interest income		116,668		129,520	158,569
Interest expense		(90,846)		(111,747)	(147,161)
Impairment of property, plant and equipment		(17,278)		(7,227)	(3,920)
Staff severance cost		(19,531)		(11,771)	(19,712)
Depreciation and amortization		(619,000)		(567,465)	(488,536)
Share of (loss)/profit of associates and joint venture		(29,554)		(96,658)	(59,476)
Income tax expense		(47,555)		(29,043)	(156,007)
Segment profit after tax		354,865		443,499	829,042
Total assets		23,020,241		23,897,506	25,330,625
Total liabilities		(12,220,938)		(13,206,953)	(14,328,688)
Impairment of investment in joint venture		(990)
Other disclosures
Investment in joint ventures		150,219		147,106	223,918
Capital expenditure		352,737		474,562	550,424
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 6.1)		32,870		11,796	23,510
Results
Interest income		2,902		1,363	3,538
Interest expense		(49)		(19)	(35)
Depreciation and amortization		(4,770)		(5,221)	(5,181)
Share of (loss)/profit of associates and joint venture		461		763	506
Income tax expense		(39)		(245)	(200)
Segment profit after tax		5,152		(6,728)	1,052
Total assets		405,871		368,415	392,096
Total liabilities		(12,062)		(10,322)	(10,346)
Other disclosures
Investment in joint ventures		4,484		3,989	3,202
Capital expenditure		564		4,310	4,409
Operating segments [member] | Corporate segment [member]
Results
Interest income		12,309		1,200	4,863
Interest expense		(14)		(26)	(97)
Depreciation and amortization		(922)		(910)	(890)
Income tax expense		(9)			(69)
Segment profit after tax		(18,245)		(20,321)	(17,127)
Total assets		2,215,652		2,146,060	2,075,262
Total liabilities		(14,256)		(13,550)	(15,797)
Other disclosures
Capital expenditure		47		19	14
Elimination of intersegment amounts [member]
Results
Interest expense				0
Income tax expense	[1]	(11,462)		(14,528)	(36,262)
Segment profit after tax	[1]	(6,111)		(8,556)	(33,641)
Total assets		(1,504,208)		(1,506,672)	(1,507,025)
Total liabilities	[2]	¥ 55,236		¥ 59,140	¥ 103,417

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.